Quarterly Holdings Report
for
Fidelity Advisor® Energy Fund
October 31, 2023
ANR-NPRT1-1223
1.809101.120
Common Stocks - 99.8%
	Shares	Value ($)
Energy Equipment & Services - 17.5%
Oil & Gas Drilling - 3.7%
Noble Corp. PLC	167,300	7,811,237
Odfjell Drilling Ltd.	691,156	2,412,963
Patterson-UTI Energy, Inc.	1,524,996	19,367,449
Shelf Drilling Ltd. (a)(b)	579,628	1,551,424
Valaris Ltd. (a)	307,100	20,280,884
		51,423,957
Oil & Gas Equipment & Services - 13.8%
Halliburton Co.	1,488,900	58,573,326
NOV, Inc.	581,000	11,596,760
Oceaneering International, Inc. (a)	546,500	12,017,535
ProFrac Holding Corp. (a)(c)	349,100	3,288,522
ProPetro Holding Corp. (a)	479,700	5,027,256
Schlumberger Ltd.	1,152,018	64,121,322
TechnipFMC PLC	1,848,300	39,775,416
		194,400,137
TOTAL ENERGY EQUIPMENT & SERVICES		245,824,094
Independent Power and Renewable Electricity Producers - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Vistra Corp.	165,700	5,421,704
Oil, Gas & Consumable Fuels - 81.9%
Integrated Oil & Gas - 41.5%
Cenovus Energy, Inc. (Canada)	3,912,400	74,538,026
Chevron Corp.	493,408	71,904,348
Exxon Mobil Corp.	3,151,261	333,560,976
Imperial Oil Ltd.	257,700	14,686,159
Occidental Petroleum Corp.	1,088,600	67,286,366
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	1,474,302
Suncor Energy, Inc.	557,000	18,038,486
		581,488,663
Oil & Gas Exploration & Production - 25.4%
Antero Resources Corp. (a)	619,800	18,246,912
APA Corp.	457,300	18,163,956
Canadian Natural Resources Ltd.	1,150,600	73,064,241
Chord Energy Corp.	45,630	7,543,552
Civitas Resources, Inc.	59,244	4,468,775
ConocoPhillips Co.	438,050	52,040,340
Devon Energy Corp.	278,200	12,955,774
Diamondback Energy, Inc.	94,700	15,182,304
EOG Resources, Inc.	114,186	14,415,983
EQT Corp.	121,100	5,132,218
Hess Corp.	347,200	50,135,680
National Energy Services Reunited Corp. (a)	922,000	5,209,300
Northern Oil & Gas, Inc.	67,730	2,596,768
Ovintiv, Inc.	586,100	28,132,800
Pioneer Natural Resources Co.	91,525	21,874,475
Range Resources Corp.	645,625	23,139,200
SM Energy Co.	112,100	4,519,872
		356,822,150
Oil & Gas Refining & Marketing - 9.1%
Marathon Petroleum Corp.	401,678	60,753,798
Phillips 66 Co.	144,918	16,530,796
Valero Energy Corp.	399,100	50,685,700
		127,970,294
Oil & Gas Storage & Transportation - 5.9%
Cheniere Energy, Inc.	288,400	47,995,528
Energy Transfer LP	2,155,200	28,340,880
Golar LNG Ltd.	145,800	3,270,294
New Fortress Energy, Inc. (c)	113,600	3,442,080
		83,048,782
TOTAL OIL, GAS & CONSUMABLE FUELS		1,149,329,889
TOTAL COMMON STOCKS (Cost $859,937,629)		1,400,575,687

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	3,397,736	3,398,415
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	5,861,363	5,861,949
TOTAL MONEY MARKET FUNDS (Cost $9,260,364)		9,260,364

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $869,197,993)	1,409,836,051
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(6,316,013)
NET ASSETS - 100.0%	1,403,520,038

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,551,424 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	4,273,105	66,950,561	67,825,251	89,199	-	-	3,398,415	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	39,722,849	306,999,703	340,860,603	19,042	-	-	5,861,949	0.0%
Total	43,995,954	373,950,264	408,685,854	108,241	-	-	9,260,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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